UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-08294

                       ALLIANCEBERNSTEIN EXCHANGE RESERVES
               (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105
               (Address of principal executive offices) (Zip code)

                                 Mark R. Manley
                        Alliance Capital Management L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672

                   Date of fiscal year end: September 30, 2006

                   Date of reporting period: December 31, 2005

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ITEM 1. SCHEDULE OF INVESTMENTS.

ALLIANCEBERNSTEIN EXCHANGE RESERVES
December 31,2005 (unaudited)

Principal
 Amount
   (000)     Security                                     Yield           Value

             COMMERCIAL PAPER - 80.1%
             Amstel Funding Corp.
$   8,300    3/15/06 (a)                                   4.38%   $  8,226,282
             Bank of America Corp.
   20,000    2/8/2006                                      4.33      19,908,589
             Bank of Ireland
    7,000    2/27/06 (a)                                   4.34       6,951,898
             Barclays Funding
             Corp.
   19,500    1/19/2006                                     4.19      19,459,196
             BNP Paribas
   19,500    2/2/2006                                      4.29      19,425,640
             Caisse Nationale Des
             Caisses D'epargne
    8,300    1/24/06 (a)                                   4.28       8,277,304
             CBA (Finance)
             Delaware Inc.
    8,500    1/9/2006                                      4.04       8,492,379
             Citigroup Global
             Markets Holdings,
             Inc.
   19,500    2/6/2006                                      4.29      19,416,345
             Danske Corp.
    8,200    1/30/06 (a)                                   4.28       8,171,728
             Fortis Funding
    7,000    1/04/06 (a)                                   4.10       6,997,608
             Fountain Square
             Commerce Funding
   19,500    2/07/06 (a)                                   4.30      19,413,821
             Galaxy Funding, Inc.
   19,500    2/03/06 (a)                                   4.31      19,422,959
             General Electric
             Capital Corp.
   20,000    1/3/2006                                      4.12      19,995,422
             ING Insurance
             Holdings, Inc.
    8,300    2/1/2006                                      4.24       8,269,696
             Jupiter
             Securitization Corp.
   19,500    2/10/06 (a)                                   4.34      19,405,967
             MetLife Inc.
    8,200    3/13/2006 (a)                                 4.39       8,129,004
             Network Rail Finance
             PLC

   20,000    2/02/06 (a)                                   4.17      19,925,867
             Newport Funding
             Corp.,
    8,400    1/18/06 (a)                                   4.06       8,383,895
             Nordea North America,
             Inc.
    7,000    1/31/2006                                     4.25       6,975,238
             Old Line Funding
             Corp.
    8,300    1/12/06 (a)                                   4.23       8,289,272
             Prudential PLC
   19,500    1/17/2006 (a)                                 4.26      19,463,080
             Rabobank USA
             Financial Corp.
   10,500    1/3/2006                                      4.00      10,497,667
             Santander Central
             Hispano
    8,300    1/20/2006                                     4.18       8,281,689
             Societe Generale
    8,300    2/22/2006                                     4.34       8,247,968
             The Bear Stearns
             Cos., Inc.
    7,000    1/10/2006                                     4.04       6,992,930
             The Goldman Sachs
             Group, Inc. MTN
    8,200    1/20/2006                                     4.30       8,181,391
             Toyota Motor Credit
             Co.
   19,500    2/13/06 (a)                                   4.32      19,399,380
             UBS Finance, Inc.
   14,000    1/3/2006                                      4.19      13,996,741
             Variable Funding
             Capital Corp.
    8,300    3/22/2006(a)                                  4.39       8,219,029
             Westpac Trust
    7,000    2/9/2006(a)                                   4.27       6,967,619
                                                                   -------------
             Total Commercial Paper
             (amortized cost $373,785,604)                          373,785,604
                                                                   -------------
             CERTIFICATES OF DEPOSIT - 15.40%
             Banco Bilbao Vizcaya
    8,300    3/16/2006                                     4.43       8,300,000
             Bank Of Montreal
             (Chicago)
    7,000    1/9/2006                                      4.16       7,000,000
             Canadian Imperial
             Bank
    7,000    1/30/2006                                     4.23       7,000,000
             Caylon
   19,500    2/28/2006                                     4.32      19,500,000
             Credit Suisse FB USA
             Inc.

    7,000    1/23/2006                                     4.30       7,000,000
             Depfa Bank PLC
    8,200    2/14/2006                                     4.38       8,200,000
             Dexia Credit Local SA
    8,200    2/21/2006                                     4.39       8,200,000
             Toronto Dominion Bank
    7,000    1/24/2006                                     4.29       7,000,000
                                                                   -------------
             Total Certificates of Deposit
             (amortized cost $72,200,000)                            72,200,000
                                                                   -------------

             FLOATING RATE NOTES - 4.70%
             HBOS Treasury
             Services PLC
   12,000    1/17/2006                                     4.33      12,000,016
             Sigma Finance, Inc. MTN
    9,800    7/25/06 (a)                                   4.27       9,805,019
                                                                   -------------
             Total Floating Rate Notes
             (amortized cost $21,805,035)                            21,805,035
                                                                   -------------
             TOTAL INVESTMENTS - 100.2%
             (amortized cost
             $467,790,639)                                          467,790,639
             Other assets less
             liabilities-(0.2%)                                      (1,052,258)

             NET ASSETS - 100%                                     $466,738,381
                                                                   =============

(a) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2005, the aggregate market value of these securities amounted to $205,449,732 or 44.0% of net assets.

      Glossary:

      MTN - Medium Term Note

      Please note: The sector classifications presented herein are based on the sector categorization methodology of the Adviser.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

The following exhibits are attached to this Form N-Q:

      EXHIBIT NO.      DESCRIPTION OF EXHIBIT

      11(a)(1)         Certification of Principal Executive Officer Pursuant to
                       Section 302 of the Sarbanes-Oxley Act of 2002

      11(a)(2)         Certification of Principal Financial Officer Pursuant to
                       Section 302 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Exchange Reserves

By:   /s/ Marc O. Mayer
      -----------------
      Marc O. Mayer
      President

Date: February 21, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ Marc O. Mayer
      -----------------
      Marc O. Mayer
      President

Date: February 21, 2006

By:   /s/ Mark D. Gersten
      -------------------
      Mark D. Gersten
      Treasurer and Chief Financial Officer

Date: February 21, 2006